Related Party Transactions - Schedule of Related Party (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Marketing Services Income [Member]
Schedule of Related Party [Line Items]
Related parties, transactions	$ 2,727	$ 2,737
Stock-borrowing received from the ultimate holding company [Member]
Schedule of Related Party [Line Items]
Related parties, transactions	$ 2,073